Loans and borrowings - Additional information (Detail) ₺ in Thousands, $ in Thousands				12 Months Ended
	Oct. 23, 2025 USD ($)	Oct. 15, 2025 USD ($)	Jan. 24, 2025 USD ($)	Dec. 31, 2025 TRY (₺)	Dec. 31, 2024 TRY (₺)	Dec. 31, 2023 TRY (₺)
Loans and borrowings
Redemption of bonds | ₺				₺ 33,961,746	₺ 20,001,004	₺ 9,995,476
Redemption of loans | ₺				₺ 92,008,008	₺ 61,555,760	₺ 103,544,001
Conventional bond
Loans and borrowings
Nominal amount			$ 500,000
Maturity period			5 years
Fixed interest rate			7.45%
Sale price as a percentage of nominal value			100.00%
Sustainable bond
Loans and borrowings
Nominal amount			$ 500,000
Maturity period			7 years
Fixed interest rate			7.65%
Sale price as a percentage of nominal value			100.00%
Bond maturing 15 October 2025
Loans and borrowings
Redemption of bonds		$ 500,000
Maturity period		10 years
Loan From China Development Bank
Loans and borrowings
Redemption of loans	$ 500,000